UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3043

DWS U.S. Treasury Money Fund

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS U.S. Treasury Money Fund

	Principal Amount ($)	Value ($)

Repurchase Agreements 99.9%
Banc of America Securities LLC, 5.2%, dated 8/16/2006, to be repurchased at $10,099,667 on 10/24/2006 (a)	10,000,000	10,000,000
BNP Paribas, 5.24%, dated 8/31/2006, to be repurchased at $34,004,949 on 9/1/2006 (b)	34,000,000	34,000,000
Citigroup Global Markets, Inc., 5.25%, dated 7/31/2006, to be repurchased at $10,880,325 on 9/20/2006 (c)	10,800,000	10,800,000
Credit Suisse First Boston LLC, 5.25%, dated 8/31/2006, to be repurchased at $22,003,208 on 9/1/2006 (d)	22,000,000	22,000,000
Credit Suisse First Boston LLC, 5.27%, dated 8/3/2006, to be repurchased at $20,644,047 on 9/20/2006 (e)	20,500,000	20,500,000
JPMorgan Securities, Inc., 5.24%, dated 8/31/2006, to be repurchased at $42,006,113 on 9/1/2006 (f)	42,000,000	42,000,000
Merrill Lynch & Co., Inc., 5.21%, dated 8/9/2006, to be repurchased at $33,703,624 on 9/20/2006 (g)	33,500,000	33,500,000
Morgan Stanley & Co., Inc., 5.21%, dated 8/10/2006, to be repurchased at $7,075,979 on 10/24/2006 (h)	7,000,000	7,000,000
State Street Bank and Trust Co., 4.87%, dated 8/31/2006, to be repurchased at 372,050 on 9/1/2006 (i)	372,000	372,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 180,172,000)	99.9	180,172,000
Other Assets and Liabilities, Net	0.1	109,193

Net Assets	100.0	180,281,193

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

(a)		Collateralized by $10,297,000 US Treasury Bill, Zero Coupon, maturing on 11/9/2006 with a value of $10,200,208.
(b)		Collateralized by $24,198,000 US Treasury Inflation Index Bond, 3.375%, maturing on 4/15/2032 with a value of $34,681,328.
(c)		Collateralized by $9,864,000 US Treasury Note, 12.0%, maturing on 8/15/2013 with a value of $11,232,506.
(d)		Collateralized by $22,705,000 US Treasury Bill, Zero Coupon, maturing on 11/24/2006 with a value of $22,444,799.
(e)		Collateralized by $21,155,000 US Treasury Bill, Zero Coupon, maturing on 11/24/2006 with a value of $20,912,562.
(f)		Collateralized by $68,016,000 US Treasury STRIPS, with various maturities from 11/15/2006-2/15/2031 with a value of $42,843,664.
(g)		Collateralized by $33,625,000 US Treasury Inflation Index Note, 0.875%, maturing on 4/15/2010 with a value of $34,173,427.
(h)		Collateralized by $12,641,000 US Treasury STRIPS, maturing on 5/15/2018 with a value of $7,140,016.
(i)		Collateralized by $385,000 US Treasury Note, 3.0%, maturing on 11/15/2007 with a value of $379,607.

STRIPS: Separate Trading of Registered Interest and Principal Securities

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Treasury Money Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Treasury Money Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006